Notes to the Balance Sheet - Summary of Conditional Capital (Details) - EUR (€)	Dec. 31, 2022	Dec. 31, 2021	May 19, 2021
Conditional Capital [Line Items]
Number of shares of Conditional Capital	6,804,134	7,816,101
Unsecured Convertible Bond [Member] | Top of range [member] | Morphosys AG [Member]
Conditional Capital [Line Items]
Notional amount, per cent	€ 0.10
Conditional Capital 2018 III [Member]
Conditional Capital [Line Items]
Number of shares of Conditional Capital			806,947
Conditional Capital 2016 III [Member]
Conditional Capital [Line Items]
Number of shares of Conditional Capital			205,020